Schedule H, Line 4a - Schedule of Delinquent Participant Contributions - Plan Name and Number (Details) - EBP 203	12 Months Ended
Dec. 31, 2025
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EIN	41-0580470
Plan number	203